Summary of Significant Accounting Policies (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024
Summary of Significant Accounting Policies [Line Items]
Allowance for expected credit losses (in Dollars)
Revenues from contracts with customers, percentage	2.10%	3.40%
Structured note portfolio, description	The Company subscribed for 50% of the structured note portfolio. According to the agreements among the Company and other holders of structured notes, (i) in the event the portfolio makes gains and declares distribution of dividends from the portfolio, the Company is entitled to 20% of dividends, (ii) in the event the portfolio suffers losses, the other 50% holders of structured notes shall bear the losses until the net assets of the portfolio reached 55% of total subscription amount, and (iii) in the event the net assets of portfolio is below 55% of subscription amount, the portfolio is terminated, (2) US common stocks, which are included in Securities owned, at fair value, and (3) foreign exchange forward purchased on the investment accounts in JP Morgan.
Customer Concentration Risk [Member] | Commission Expense [Member] | Broker One [Member]
Summary of Significant Accounting Policies [Line Items]
Total revenue, percentage	81.00%	71.00%
Customer Concentration Risk [Member] | Commission Expense [Member] | Broker Two [Member]
Summary of Significant Accounting Policies [Line Items]
Total revenue, percentage	16.00%	22.00%
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Total revenue, percentage	35.00%	15.00%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Total revenue, percentage	63.00%		24.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Total revenue, percentage	11.00%		22.00%
Customer Concentration Risk [Member] | Customer Three [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Total revenue, percentage	7.00%		13.00%
Customer Concentration Risk [Member] | Customer Four [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Total revenue, percentage	5.00%		13.00%